Accrued Expenses	12 Months Ended
Dec. 31, 2014
Accrued Expenses [Abstract]
Accrued Expenses

8. Accrued Expenses

Accrued expenses as of December 31, 2014 and 2013 consisted of the following:

	2014	2013
Customer deposits	$28,618	$28,201
Accrued compensation	31,786	28,449
Accrued rebates	10,272	6,165
Accrued telecommunications	5,196	4,141
Accrued outside services	7,722	10,566
Accrued insurance	5,338	4,779
Accrued income, sales and other taxes	3,183	3,271
Accrued interest	1,828	1,935
Interest rate swap agreement	2,567	2,575
Accrued liabilities for purchases of property and equipment	2,833	6,462
Current portion of contingent consideration	11,548	5,484
Current portion of tax receivable agreement obligations to related parties	945	974
Pass-through payments	48,072	12,704
Other accrued liabilities	15,298	15,443
	$175,206	$131,149